Employees - Summary of Cash Flow in Respect of Pensions and Similar Post-employment Benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Employee Benefit Plan [Line Items]
Group cash flow in respect of pensions and similar benefits		€ 1,300	€ 699	€ 710
Funded Plans [member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit		954	355	356
Defined contributions		195	187	197
Unfunded Plans [member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit		€ 151	€ 157	€ 157
Estimate [member]
Disclosure of Employee Benefit Plan [Line Items]
Group cash flow in respect of pensions and similar benefits	€ 600
Estimate [member] | Funded Plans [member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit	245
Defined contributions	205
Estimate [member] | Unfunded Plans [member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit	€ 150